Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2019
Trade And Other Payables [Abstract]
Summary of Trade and Other Payables
At 31 March	2019 £m	2018 £m	2017 £m

Current
Trade payables	4,141	3,991	4,205
Amounts owed to parent company	55	50	63
Amounts owed to ultimate parent company	1	-	-
Other taxation and social security	564	704	704
Other payables	368	428	648
Accrued expenses	630	492	382
Deferred income[a]	68	1,525	1,474
	5,827	7,190	7,476

At 31 March	2019 £m	2018 £m	2017 £m

Non-current
Other payables[b]	873	871	885
Deferred income[a]	606	455	413
	1,479	1,326	1,298

[a] Deferred income recognised in prior periods has substantially been reclassified to contract liabilities on adoption of IFRS 15, see notes 1 and 2. The remaining balance includes £51m (2017/18: £132m, 2016/17: £71m) current and £586m (2017/18: £404m, 2016/17: £375m) non-current liabilities relating to the Broadband Delivery UK programme, for which grants received by the group may be subject to re-investment or repayment depending on the level of take-up.

[b] Other payables relate to operating lease liabilities and deferred gains on a 2001 sale and finance leaseback transaction.